Other long-term assets	12 Months Ended
Mar. 31, 2025
Other Non Current Assets [Abstract]
Other long-term assets	Other long-term assets

	2025	2024
	$	$

Restricted cash	510	368
Prepaid expenses and deposits	5,486	3,229
Commission asset	18,877	18,164
Contract asset	15,689	21,104

Total other-long term assets	40,562	42,865